Financing Receivables - Concentrations by Counterparty (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 71,952,000	$ 71,952,000	$ 41,752,000
Advances receivable, number of counterparties not individually disclosed | customer	160	160	131
Customer Concentration Risk | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		100.00%	100.00%
Customer Concentration Risk | Financing Receivable | Other Contractors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average balance	$ 100,000	$ 100,000	$ 100,000
Advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	67,077,000	67,077,000	35,401,000
Advances | Contractor 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	20,894,000	20,894,000	6,425,000
Advances | Contractor 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	12,470,000	12,470,000	295,000
Advances | Contractor 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	9,496,000	9,496,000	10,429,000
Advances | Contractor 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	2,610,000	2,610,000	437,000
Advances | Contractor 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	2,571,000	2,571,000	36,000
Advances | Contractor 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	2,093,000	2,093,000	1,812,000
Advances | Contractor 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	1,745,000	1,745,000	141,000
Advances | Contractor 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	855,000	855,000	712,000
Advances | Contractor 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	633,000	633,000
Advances | Contractor 10
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	570,000	570,000
Advances | Other Contractors
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	13,140,000	13,140,000	15,114,000
Advances | Customer Concentration Risk | Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding	$ 100.0	$ 100.0	$ 100.0
% of total	100.00%	100.00%	100.00%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 1
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		31.10%	18.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 2
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		18.60%	0.80%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 3
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		14.20%	29.50%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 4
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		3.90%	1.20%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 5
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		3.80%	0.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 6
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		3.10%	5.10%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 7
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		2.60%	0.40%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 8
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		1.30%	2.00%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 9
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		0.90%
Advances | Customer Concentration Risk | Financing Receivable | Contractor 10
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		0.80%
Advances | Customer Concentration Risk | Financing Receivable | Other Contractors
Accounts, Notes, Loans and Financing Receivable [Line Items]
% of total		19.70%	42.80%
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - A
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding			$ 2,600,000
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding			600,000
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - C
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding			600,000
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding			500,000
Advances | Customer Concentration Risk | Financing Receivable | Largest Other Contractors - E
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts outstanding			$ 500,000